Other operating expenses - Other Income and Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017 [1]
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	€ (1,207)	€ (548)	[1]	€ (233)
Other operating income	825	484	[1]	€ 237
Other operating income/(expenses), net, related to Regeneron Alliance	(633)	(221)
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	82	4
Antibodies Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	(681)	(211)
Antibodies Alliance | Share of profit or loss from commercialization of monoclonal antibodies
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	(253)	177
Antibodies Alliance | Share of profit or loss from commercialization of Zaltrap
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	21	0
Antibodies Alliance | Commercialization related expenses
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	(449)	(388)
Immuno-oncology Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	62	4
Others
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	€ (14)	€ (14)

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).